Acquisitions and disposals - Purchase price of assets (Details) - Tianjin Haike ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Asset Acquisition [Line Items]
Value-added tax recoverable	¥ 109
Intangible assets - Insurance Brokerage license	24,258
Total assets acquired	24,367
Other payables	(1,303)
Deferred tax liabilities	(6,064)
Total liabilities assumed	(7,367)
Net assets acquired	¥ 17,000